Private Placement	5 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the Initial Public Offering and full exercise underwriter’s overallotment option, the Sponsor purchased an aggregate of 528,075 Private Placement Units at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $5,280,750.

A substantial portion of the proceeds from the sale of the Placement Units was added to the net proceeds from the Initial Public Offering held in the Trust Account. The Placement Units are identical to the Units sold in the Proposed Offering, except for the placement warrants (“Placement Warrants”), as described in Note 7. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Warrants underlying the Placement Units will expire worthless.

Note 4 — Private Placement

Simultaneously with the Initial Public Offering and full exercise underwriter’s overallotment option, the Sponsor purchased an aggregate of 528,075 Private Placement Units at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $5,280,750.

A substantial portion of the proceeds from the sale of the Placement Units was added to the net proceeds from the Initial Public Offering held in the Trust Account. The Placement Units are identical to the Units sold in the Proposed Offering, except for the placement warrants (“Placement Warrants”), as described in Note 7. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Warrants underlying the Placement Units will expire worthless.